Summary of Significant Accounting Policies (Tables) - NorthView Acquisition Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Shedule of Fair Value of Investments Held in Trust Account
	Fair Value as of June 30, 2025	Fair Value as of December 31, 2024
Cash	$1,935,561	$8,330,835

During the year ended December 31, 2023, pursuant to the trust agreement dated as of December 20, 2021 between the Company and Continental Stock Transfer & Trust Company (“CST”), the trustee of the Trust Account, $1,192,438 of interest income from the Trust Account was withdrawn by the Company for the payment of franchise and income taxes.

	Fair Value as of December 31, 2024	Fair Value as of December 31, 2023
Cash	$8,330,835	$1,406
U.S. Treasury Bills	—	10,872,000
	$8,330,835	$10,873,406

Schedule of Basic and Diluted Net (Loss) Income Per Share

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each category of common stock:

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2025		2024		2025		2024
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(224,777)	$(7,972,099)	$(49,458)	$(348,029)	$(685,851)	$(8,630,935)	$(159,563)	$(1,058,201)

Denominator:
Weighted-average shares outstanding	146,440	5,193,750	738,075	5,193,750	412,717	5,193,750	783,151	5,193,750
Basic and diluted net loss per share	$(1.53)	$(1.53)	$(0.07)	$(0.07)	$(1.66)	$(1.66)	$(0.20)	$(0.20)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each category of common stock:
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(1,096,239)	$(7,615,380)	$562,049	$599,861

Denominator:
Weighted-average shares outstanding	747,644	5,193,750	4,866,356	5,193,750
Basic and diluted net (loss) income per share	$(1.47)	$(1.47)	$0.12	$0.12

Schedule of Consolidated Balance Sheet

As of June 30, 2025 and December 31, 2024, the amount of public common stock reflected on the condensed consolidated balance sheets is reconciled in the following table:

Contingently redeemable common stock, December 31, 2023	$9,252,208
Less:
Partial redemption	(1,683,800)
Plus:
Accretion of redeemable common stock	768,980
Contingently redeemable common stock, December 31, 2024	$8,337,388
Less:
Partial redemption	(6,510,830)
Plus:
Accretion of redeemable common stock	155,999
Contingently redeemable common stock, March 31, 2025	$1,982,557
Less:
Redemption payment due to stockholders	(661,012)
Plus:
Accretion of redeemable common stock	8,970
Contingently redeemable common stock, June 30, 2025	$1,330,515

As of December 31, 2024 and 2023, the amount of public common stock reflected on the consolidated balance sheets is reconciled in the following table:

Contingently redeemable common stock, December 31, 2022	193,525,484
Less:
Partial redemption	(186,410,914)
Plus:
Accretion of redeemable common stock	2,137,638
Contingently redeemable common stock, December 31, 2023	$9,252,208
Less:
Partial redemption	(1,683,800)
Plus:
Accretion of redeemable common stock	768,980
Contingently redeemable common stock, December 31, 2024	$8,337,388